Short-Term Borrowings (Parenthetical) (Detail)	Mar. 31, 2013	Mar. 31, 2012
Notes Payable to Banks
Short-term Debt [Line Items]
Short-term borrowings, average interest per annum	0.21%	0.22%
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings, average interest per annum		0.11%